LEASES (Tables)	12 Months Ended
Dec. 31, 2023
Leases
SCHEDULE OF MATURITIES OF LEASE LIABILITIES

Maturities of the above lease liabilities are as follows as of December 31, 2023:

2024	$299,244
2025	596,223
2026	368,340
2027	377,442
Thereafter	1,452,951
Total Lease Payments	3,094,200
Less Interest	(352,437)
Total Lease Liabilities	$2,741,763
Less: Current Portion	(299,244)
Long-Term Liabilities	$2,442,519

SCHEDULE OF RENT INSTALLMENT PAYMENTS

I.	$200,000 by October 19, 2021
II.	$250,000 by November 15, 2021
III.	$306,166 by December 15, 2021
IV.	$275,000 by January 7, 2022
V.	$31,166 by January 15, 2022
VI.	$300,000 by February 8, 2022
VII.	$31,166 by February 15, 2022